Thomas White International Fund
Investment Portfolio (Unaudited)	July 31, 2020

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.7%)
	AUSTRALIA (4.7%)
	Aristocrat Leisure Limited +	Consumer Services	48,600	$908,186
	BHP Billiton Ltd +	Materials	49,400	1,309,302
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	8,650	1,668,264
				3,885,752

	BRAZIL (1.9%)
	JBS SA	Food, Beverage & Tobacco	48,200	200,227
	StoneCo Ltd. - A Shares * #	Software & Services	11,200	534,352
	Suzano SA *	Materials	96,400	780,580
				1,515,159

	CANADA (2.8%)
	Canadian National Railway Company *	Transportation	9,200	898,673
	Open Text Corporation *	Software & Services	19,400	873,214
	The Toronto-Dominion Bank *	Banks	12,500	553,119
				2,325,006

	CHINA (15.3%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	11,500	2,886,730
	Anhui Conch Cement Company Limited - H Shares +	Materials	112,000	847,079
	China Resources Land Ltd. +	Real Estate	110,000	454,849
	JD.com, Inc. - ADR *	Retailing	10,400	663,416
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	3,900	938,220
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	66,800	687,087
	New Oriental Education & Technology Group, Inc. - ADR *	Consumer Services	7,400	1,037,480
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	103,000	1,086,526
	Sunny Optical Technology Group Co Ltd. +	Technology Hardware & Equipment	25,500	475,715
	Tencent Holdings Limited +	Software & Services	40,500	2,772,412
	Wuxi Biologics Cayman, Inc. * +	Pharmaceuticals, Biotechnology & Life Sciences	35,000	721,803
				12,571,317

	FRANCE (8.2%)
	Air Liquide SA +	Materials	3,500	577,819
	AXA SA +	Insurance	26,100	522,366
	BNP Paribas SA * +	Banks	14,900	604,522
	Dassault Systemes +	Software & Services	4,900	893,825
	Eiffage * +	Capital Goods	8,800	771,325
	Kering +	Consumer Durables & Apparel	1,400	794,809
	L'Oreal +	Household & Personal Products	2,950	988,033
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	2,150	934,135
	Safran SA * +	Capital Goods	6,125	650,961
				6,737,795

	GERMANY (3.9%)
	Deutsche Boerse AG +	Diversified Financials	3,000	548,483
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	2,200	584,915
	SAP SE +	Software & Services	6,200	980,783
	Scout24 AG +	Media & Entertainment	12,500	1,081,666
				3,195,847

	HONG KONG (4.6%)
	AIA Group Limited +	Insurance	86,200	772,476
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	28,300	1,353,253
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	155,100	1,623,073
				3,748,802

	INDIA (1.1%)
	HDFC Bank Ltd. - ADR	Banks	18,600	869,550

	INDONESIA (1.3%)
	PT Bank Central Asia Tbk +	Banks	276,000	591,283
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	2,240,700	468,514
				1,059,797

	IRELAND (1.4%)
	CRH PLC +	Materials	31,990	1,147,242

	ITALY (2.8%)
	Enel SpA +	Utilities	96,000	878,720
	Ferrari NV +	Automobiles & Components	3,050	546,718
	Intesa Sanpaolo S.p.A. * +	Banks	408,300	829,407
				2,254,845

	JAPAN (13.0%)
	KAJIMA CORPORATION +	Capital Goods	36,100	395,870
	Keyence Corp. +	Technology Hardware & Equipment	2,400	1,008,612
	KOSE Corporation +	Household & Personal Products	4,560	458,780
	MEIJI Holdings Co., Ltd. +	Food, Beverage & Tobacco	7,000	548,048
	Nidec Corporation +	Capital Goods	12,200	976,298
	Nintendo Co., Ltd. +	Media & Entertainment	2,800	1,228,440
	Recruit Holdings Co. Ltd. +	Commercial & Professional Services	14,900	462,441
	Shin-Etsu Chemical Co., Ltd. +	Materials	5,500	644,911
	Ship Healthcare Holdings, Inc. +	Health Care Equipment & Services	12,800	550,134
	SMC CORPORATION +	Capital Goods	2,200	1,147,731
	Sompo Holdings, Inc. +	Insurance	19,600	645,707
	Sony Corporation	Consumer Durables & Apparel	7,400	564,569
	Sumitomo Corporation +	Capital Goods	47,100	525,422
	Sysmex Corporation +	Health Care Equipment & Services	12,200	939,439
	Toyota Industries Corporation +	Automobiles & Components	11,800	599,856
				10,696,258

	MEXICO (0.6%)
	Grupo Financiero Banorte S.A.B. de C.V. - Class O *	Banks	140,100	501,792

	NETHERLANDS (4.7%)
	Airbus SE * +	Capital Goods	7,150	527,541
	ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	3,100	1,095,059
	Euronext NV +	Diversified Financials	7,200	825,076
	Koninklijke Philips NV * +	Health Care Equipment & Services	16,120	837,416
	NN Group N.V. +	Insurance	15,900	584,669
				3,869,761

	RUSSIA (2.9%)
	LUKOIL PJSC - ADR +	Energy	15,600	1,068,353
	Sberbank of Russia PJSC - ADR * +	Banks	67,000	803,192
	United Company RUSAL Plc *+	Materials	1,203,000	470,882
				2,342,427

	SINGAPORE (0.6%)
	DBS Group Holdings Limited +	Banks	33,300	474,944

	SOUTH KOREA (2.8%)
	KB Financial Group Inc. +	Banks	18,330	544,343
	Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	36,350	1,769,235
				2,313,578

	SWEDEN (1.3%)
	Alfa Laval AB * +	Capital Goods	22,700	538,176
	ASSA ABLOY AB +	Capital Goods	22,000	482,882
				1,021,058

	SWITZERLAND (6.1%)
	Adecco Group AG +	Commercial & Professional Services	13,400	637,082
	Ems-Chemie Holding AG +	Materials	750	647,301
	Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,700	1,061,163
	Nestle SA +	Food, Beverage & Tobacco	12,100	1,433,551
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,211,029
				4,990,126

	TAIWAN (5.5%)
	Largan Precision Company Limited +	Technology Hardware & Equipment	4,000	517,192
	Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	52,000	761,031
	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	41,400	3,266,046
				4,544,269

	THAILAND (0.4%)
	Thai Beverage Public Company Limited +	Food, Beverage & Tobacco	752,600	352,632

	UNITED KINGDOM (9.8%)
	Anglo American PLC +	Materials	31,400	774,889
	Ashtead Group Plc +	Capital Goods	38,100	1,224,562
	AstraZeneca Plc +	Pharmaceuticals, Biotechnology & Life Sciences	12,300	1,364,237
	Barclays PLC +	Banks	411,700	546,796
	BP p.l.c. +	Energy	184,850	670,117
	British American Tobacco P.L.C +	Food, Beverage & Tobacco	21,200	703,565
	Diageo Plc +	Food, Beverage & Tobacco	29,900	1,095,662
	Royal Dutch Shell PLC - B Shares +	Energy	47,100	666,724
	Smith & Nephew plc +	Health Care Equipment & Services	50,900	1,016,198
				8,062,750

	Total Common Stocks	(Cost $62,573,227)		78,480,707

	PREFERRED STOCK (0.7%)
	BRAZIL (0.7%)
	Itau Unibanco Holding S.A. (11/3/20, 0.75%) ^	Banks	106,140	547,328

	Total Preferred Stock	(Cost $666,291)		547,328

Total Investments	96.4%	(Cost $63,239,518)		$79,028,035
Other Assets, Less Liabilities	3.6			2,970,440
Total Net Assets:	100.0%			$81,998,475

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2020. The market value of the securities loaned was $534,352. The loaned securities were secured with non-cash collateral with a value of $549,512. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
PLC	- Public Limited Company
ADR	- American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at July 31, 2020 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2020, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2020, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$3,885,752	$–	$3,885,752
Brazil	1,515,159	–	–	1,515,159
Canada	2,325,006	–	–	2,325,006
China	4,587,626	7,983,691	–	12,571,317
France	–	6,737,795	–	6,737,795
Germany	–	3,195,847	–	3,195,847
Hong Kong	–	3,748,802	–	3,748,802
India	869,550	–	–	869,550
Indonesia	–	1,059,797	–	1,059,797
Ireland	–	1,147,242	–	1,147,242
Italy	–	2,254,845	–	2,254,845
Japan	–	10,696,258	–	10,696,258
Mexico	501,792	–	–	501,792
Netherlands	–	3,869,761	–	3,869,761
Russia	–	2,342,427	–	2,342,427
Singapore	–	474,944	–	474,944
South Korea	–	2,313,578	–	2,313,578
Sweden	–	1,021,058	–	1,021,058
Switzerland	–	4,990,126	–	4,990,126
Taiwan	3,266,046	1,278,223	–	4,544,269
Thailand	–	352,632	–	352,632
United Kingdom	–	8,062,750	–	8,062,750
Total Common Stocks	$13,065,179	$65,415,528	$–	$78,480,707

Preferred Stock

Brazil	$547,328	$-	$-	$547,328
Total Preferred Stock	$547,328	$-	$-	$547,328

Total Investments	$13,612,507	$65,415,528	$–	$79,028,035

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.